CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Contingently redeemable noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 105		¥ (7)		¥ 1,936,552		¥ (29,496)		¥ (3,277,270)		¥ 433,055		¥ 3,680,782	¥ (937,061)
Balance, shares at Dec. 31, 2021 | shares	130,251,685	130,251,685
Net loss									(489,661)		(279,329)			(768,990)
Other comprehensive income							1,730							1,730
Accretion of contingently redeemable noncontrolling interests											3,680,782		(3,680,782)	3,680,782
Share-based compensation					(5,919)									(5,919)
Investment in equity instruments											45,115			45,115
Balance at Dec. 31, 2022	¥ 105		(7)		1,930,633		(27,766)		(3,766,931)		3,879,623			2,015,657
Balance, shares at Dec. 31, 2022 | shares	130,251,685	130,251,685
Net loss									(297,658)		(233,363)			(531,021)
Other comprehensive income							(37,653)							(37,653)
Disposal partial interest of a subsidiary					(18,110)						18,110
Capital injection from non-controlling shareholders					95,442						204,562			300,004
Balance at Dec. 31, 2023	¥ 105		(7)		2,007,965		(65,419)		(4,064,589)		3,868,932		0	1,746,987
Balance, shares at Dec. 31, 2023 | shares	130,251,685	130,251,685
Net loss									(308,243)		(343,832)			(652,075)	$ (89,333)
Other comprehensive income							(11,930)							(11,930)
Disposal partial interest of a subsidiary											(1,640)			(1,640)
Capital injection from non-controlling shareholders											25,885			25,885
Capital injection from initial public offering of Concord Healthcare Group Co., Ltd.					161,728						348,794			510,522
Balance at Dec. 31, 2024	¥ 105	$ 15	¥ (7)	$ (1)	¥ 2,169,693	$ 297,247	¥ (77,349)	$ (10,596)	¥ (4,372,832)	$ (599,076)	¥ 3,898,139	$ 534,044	¥ 0	¥ 1,617,749	$ 221,633
Balance, shares at Dec. 31, 2024 | shares	130,251,685	130,251,685